Liquidity and Going Concern (Details) - USD ($)	6 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Oct. 31, 2023
Liquidity and Going Concern [Abstract]
Net loss	$ (244,008)	$ (7,051,033)
Net cash used in operating activities	(3,500,590)	(9,881,403)
Accumulated deficit	(5,726,991)	57,899	$ (4,955,326)
Working capital deficit	7,900,000
Cash and cash equivalents	3,366,808	9,604,658	$ 2,219,973
Advance from customers	$ 3,400,000	$ 4,108,908
Discount convertible promissory note, percentage	25.00%
Convertible promissory note	$ 5,300,000
Original issuance discount value	1,300,000
Annual interest rate	$ 0
Convertedaggregated ordinary shares (in Shares)	53,000,000